SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities	¥ 7,674	$ 1,080	¥ 1,564	¥ 1,342
Investing activities:
Proceeds from maturity/sale and return of investments	2,972	419	937	1,494
Net cash (used in) provided by investing activities	(1,477)	(207)	(522)	(1,402)
Financing activities:
Proceeds from termination of Capped Call			86
Payment of repurchases of ordinary shares	(848)	(119)	(334)	0
Proceeds from short-term bank borrowings	745	106	4,249	2,288
Repayment of short-term bank borrowings	(3,436)	(485)	(1,935)	(2,474)
Proceeds from long-term bank borrowings	350	49	2,797	53
Dividends paid			(416)
Net cash used in financing activities	(3,720)	(523)	(1,394)	(1,801)
Effect of exchange rate changes on cash and cash equivalents	164	22	297	(88)
Net (decrease) increase in cash and cash equivalents	2,641	372	(55)	(1,949)
Cash, cash equivalents and restricted cash at the beginning of the year	5,086	716	5,141	7,090
Cash, cash equivalents and restricted cash at the end of the year	7,710	1,086	5,086	5,141
Parent Company
Adjustments to reconcile net income to net cash used in operating activities:
Net cash (used in) provided by operating activities	(133)	(21)	(136)	9
Investing activities:
Loans to subsidiaries	(987)	(139)	(750)	(1,050)
Repayment of loans by subsidiaries	2,061	290	4,165
Purchase of short-term investments	(803)	(113)		(34)
Proceeds from maturity/sale and return of investments	301	42
Net cash (used in) provided by investing activities	572	80	3,415	(1,084)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	1,973	278
Proceeds from termination of Capped Call			86
Payment of ordinary share issuance costs	(9)	(1)	0	(15)
Net settlement on shares repurchased for withholding taxes related to share-based awards				50
Payment of repurchases of ordinary shares	(848)	(119)	(334)	0
Loans from subsidiaries	2,574	364	798
Repayment of loans from subsidiaries	(540)	(76)
Net proceeds from issuance of ordinary shares upon exercise of option				1
Proceeds from short-term bank borrowings			453
Repayment of short-term bank borrowings	(439)	(62)
Repayment of convertible senior notes	0	0	(3,406)	0
Dividends paid			(416)
Net cash used in financing activities	2,711	384	(2,819)	36
Effect of exchange rate changes on cash and cash equivalents	28	4	163	(272)
Net (decrease) increase in cash and cash equivalents	3,178	447	623	(1,311)
Cash, cash equivalents and restricted cash at the beginning of the year	1,204	170	581	1,892
Cash, cash equivalents and restricted cash at the end of the year	¥ 4,382	$ 617	¥ 1,204	¥ 581